COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF INVENTORIES

Inventories are composed of quartzite blocks and slabs generated by the cut and polishing process of the blocks. Both products are actively sold in the market, therefore considered finished products:

	December 31
	2024	2023	2022
Quartzite blocks and slabs	116,143	-	-
Shares issued in connection with the merger	55,583	-	-
Total	171,726	-	-

SCHEDULE OF PROPERTY AND EQUIPMENT

The following table sets forth the components of the Company’s property and equipment as at December 31, 2024, 23 and 2022:

	December 31, 2024
	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$5,733	-	$5,733
Machinery and equipment (1)	$452,205	(41)	$452,165
Mining rights (2)	$1,245,274	-	$1,245,274
Facilities	$14,508	(191)	$14,316
Vehicles	$-	-	$-
Total fixed assets	$1,717,720	(232)	$1,717,488

	December 31, 2023
	Cost	Accumulated Depreciation	Net Book Value
Computers and office equipment	$-	-	$-
Machinery and equipment	320,700	-	320,700
Vehicles	-	-	-
Total fixed assets	$320,700	-	320,700

	December 31, 2022
	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$2,192	(2,192)	$-
Machinery and equipment	118,855	(76,926)	41,929
Vehicles	42,507	(42,507)	-
Total fixed assets	$163,554	$(121,625)	$41,929

For the years ended December 31, 2024, 2023 and 2022, the Company recorded depreciation expense of $206, $nil and $12,997, respectively.

(1)	In 2024, the Company acquired an excavator to be used in our quartzite operations for a total consideration of R$810,000 ($133,424 at the date of the transaction). In 2023, the Company acquired a gold processing plant from Atlas Lithium at a total price of $320,700. Total paid for the plant acquisition was composed of 320,700 shares issued by the Company at $1.00 each.
(2)	The mining rights addition in 2024 correspond to the impacts of the merger of the Company and Apollo. Mining rights are held by the new subsidiary MAL.

SCHEDULE OF OTHER EXPENSES
	December 31,	Foreign currency	Impairment	December 31,
	2022	translation	losses	2023
Property and equipment, net	41,929	2,358	(44,287)	-
Intangibles, net	11,499	750	(12,249)	-
	53,428	3,108	(56,536)	-

Apollo Resources Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PROPERTY AND EQUIPMENT

The following table sets forth the components of the Company’s Property Plant and Equipment as at December 31, 2023 and 2022:

	December 31, 2023
	Cost	Accumulated Amortization	Net Book Value
Machinery and equipment	$-	-	$-
Mining rights	$1,059,862	-	$1,059,862
Total Property Plant and Equipment	$1,059,862	-	$1,059,862

	December 31, 2022
	Cost	Accumulated Amortization	Net Book Value
Machinery and equipment	$4,063	$2,589	$1,474
Mining rights	$1,050,272	-	$1,050,272
Total Property Plant and Equipment	$1,054,335	$2,589	$1,051,746